Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events
Subsequent Events

19. Subsequent Events

Issuance of Additional 1.25 Lien Notes

On each of April 16, 2020 and May 7, 2020, the Company issued additional tranches of 1.25 Lien Notes in the aggregate principal amount of $10.0 million. The 1.25 Lien Notes issued in April and May have the same terms and security priority as the original issuance of 1.25 Lien Notes in February 2019.

Tax Impact of MUDS Transaction

The Company estimates that as a result of the MUDS transaction discussed above, that the Company will record a taxable gain of approximately $150.0 million. The Company has deferred tax assets (net operating loss carryforwards), which have a full valuation allowance recorded against them, in excess of the estimated taxable gains.

Consummation of the MUDS Transaction

On May 29, 2020, Hycroft Mining Holding Corporation, formerly known as Mudrick Capital Acquisition Corporation (“HYMC”), consummated the MUDS transaction by and among the HYMC, MUDS Acquisition Sub, Inc. (“Acquisition Sub”) and Hycroft, as set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, Acquisition Sub acquired all of the issued and outstanding equity interests of the direct subsidiaries of the Company and substantially all of the other assets and assumed substantially all of the liabilities of the Company.

The value of the aggregate consideration was estimated at approximately $613.6 million, which amount was inclusive of the value of HYMC’s shares of common stock issued as consideration in the MUDS transaction, the value of the Company’s debt assumed by HYMC at the closing of the MUDS transaction, the value of the Company’s debt paid off or converted into shares of the Company’s common stock in connection with or at the closing of the MUDS transaction and the value of the Company’s debt exchanged for HYMC’s shares of common stock and cancelled by the Company.

The consideration paid to the Company was comprised of shares of HYMC’s Class A common stock, par value $0.0001 per share (“HYMC Common Stock”), including surrendered shares, valued at $10.00 per share, issued to the Company and promptly distributed pro rata pursuant to a plan of dissolution to the Company’s stockholders, plus $145.7 million of 1.5 Lien Notes that were exchanged by the holders for shares of HYMC common stock and cancelled by the Company and $48.5 million of 1.25 Lien Notes that were exchanged by the holders for shares of HYMC common stock and cancelled by the Company.

In connection with the consummation of the MUDS Transaction, the parties undertook the following transactions, among others:

•

$80 million of the 1.25 Lien Notes were exchanged for new subordinated notes of the Company and $80 million in aggregate principal amount of such New Subordinated Notes (the “Assumed New Subordinated Notes”) were assumed by HYMC.

•	The Company and the Second Lien Noteholders consummated the conversion of the Second Lien Notes into shares of the Company’s common stock.
•

HYMC and the Company repaid in full of all outstanding obligations of the Company under certain existing third party indebtedness, including indebtedness under the First Lien Agreement and the Promissory Note.

On May 29, 2020, immediately prior to the consummation of the MUDS transaction, HYMC issued, in a private placement transaction (the “PIPE Financing”), an aggregate of [0] shares of HYMC Common Stock for an aggregate purchase price of  $  [0] million and 3,250,000 warrants to purchase HYMC Common Stock at a price of $11.50 per share (the “PIPE warrants”), to certain accredited investors (the “Initial Subscribers”) pursuant to the terms of separate Subscription/Backstop Agreements, dated January 13, 2020 (the "Subscription/Backstop Agreements"), and Subscription Agreements, dated [●], 2020, entered into by HYMC and certain accredited investors ("Third-Party Investors") (the Subscription/Backstop Agreements and such other subscription agreements, collectively, the "Subscription Agreements").

At the consummation of the MUDS transaction, HYMC, Mudrick Capital Acquisition Holdings LLC (“sponsor”), Cantor Fitzgerald & Co. (“Cantor”), certain current officers and directors of HYMC, holders of 1.25 Lien Notes and 1.5 Lien Notes that received shares of the HYMC Common Stock upon exchange of such 1.25 Lien Notes and 1.5 Lien Notes, certain stockholders of the Company that received shares of HYMC Common Stock in the MUDS transaction and may be affiliates of HYMC after consummation of the MUDS transaction (collectively, the “Exchanging Noteholders”), the Initial Subscribers and any other Third-Party Private Investors, and  Sprott Private Resource Lending II (Collector), LP. (“Lender”) (such officers and directors, Cantor, the Exchanging Noteholders, certain stockholders of the Company, the Initial Subscribers, the Third-Party Private Investors, Lender and sponsor, collectively, the “restricted stockholders”) entered into the Second Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the restricted stockholders are entitled to, among other things, customary registration rights, including demand, piggy-back and shelf registration rights, subject to cut-back provisions. The restricted stockholders have agreed in the Registration Rights Agreement not to sell, transfer, pledge or otherwise dispose of shares of HYMC Common Stock they hold or receive for certain time periods, ranging from between 30 days after the consummation of the MUDS transaction for shares purchased in the PIPE Financing to six months for shares received in the exchange, to one year after the consummation of the MUDS transaction for founder shares (as defined in the Proxy Statement/Prospectus), subject to certain exceptions. Pursuant to the terms of the Registration Rights Agreement, HYMC is obligated to file a shelf registration statement on Form S‑3, or Form S‑1 if unavailable, and may be required to register up to approximately 63 million shares of HYMC Common Stock, in addition to warrants and units. Concurrently with the consummation of the MUDS transaction, sponsor also purchased 2,500,000 forward purchase units, each such unit comprised of one share of HYMC Common Stock and one warrant to purchase one share of HYMC Common Stock for $11.50 per share, in accordance with the terms of the Forward Purchase Contract, dated January 24, 2018, between HYMC and sponsor (the “Forward Purchase Contract”).

"Third-Party Private Investors" means any person other than the Initial Subscribers, Sprott Inc. or any entity affiliated or associated with Sprott Inc. (but solely with respect to an amount of equity financing up to $10.0 million, with any such member being deemed to be a "Third-Party Private Investor" to the extent of any amount in excess thereof), or their respective affiliates that (a) has a substantive and pre-existing relationship with MUDS or its advisors, (b) was contacted prior to the date of the Purchase Agreement regarding the private investment and (c) enters into subscription agreements or similar instruments prior to the closing of the business combination pursuant to which such person agrees to purchase MUDS Class A common stock in an equity financing transaction concurrently with the closing of the business combination.

On October 4, 2019, the Company, as borrower, certain subsidiaries of the Company, as guarantors, Sprott Private Resource Lending II (Collector), LP, as lender, and Sprott Resource Lending Corp., as arranger, executed a secured multi-advance term credit facility with an original principal amount not in excess of $110.0 million (the “Sprott Credit Agreement”). Pursuant to the terms of the Purchase Agreement, HYMC assumed the Sprott Credit Agreement at the consummation of the MUDS transaction and drew down and borrowed $70.0 million under such facility and issued to Lender [0] shares of HYMC Common Stock, equal to 1% of HYMC’s post-closing shares of HYMC Common Stock outstanding. In addition, concurrently with the consummation of the MUDS transaction, HYMC and Hycroft Resources & Development, LLC, a Delaware limited liability company (“HRD”) and an indirect wholly-owned subsidiary of the Company acquired by HYMC in the MUDS transaction entered into a Royalty Agreement with Sprott Private Resource Lending II (CO) Inc. (the “Sprott Royalty Agreement” and, together with the Sprott Credit Agreement, the “Sprott Agreements”), pursuant to which, among other things, HRD received $30.0 million and incurred a 1.5%

net smelter royalty payment obligation relating to the Hycroft mine, the principal asset of HRD acquired in the MUDS transaction.

Certain affiliates, officers and directors of HYMC had material relationships with the Company prior to the consummation of the MUDS transaction, as described in the Proxy Statement/Prospectus.

On May 29, 2020, in connection with the consummation of the MUDS transaction, HYMC amended and restated its existing amended and restated certificate of incorporation (such second amended and restated certificate of incorporation, the "Second Amended and Restated Charter") to:

(a)	change the name of the Company to Hycroft Mining Holding Corporation;
(b)

increase the total number of authorized shares of all classes of capital stock from 111,000,000 shares to 410,000,000, consisting of (i) 400,000,000 shares of HYMC’s Class A common stock and (ii) 10,000,000 shares of preferred stock;

(c)

remove or amend those provisions of existing certificate of incorporation which terminated or otherwise ceased to be applicable following the completion of the MUDS transaction, including removal of certain provisions relating to HYMC’s prior status as a blank check company and HYMC’s Class B Common Stock that no longer applies;

(d)

clarify the exclusive forum provision to provide the Court of Chancery of the State of Delaware as the exclusive forum for certain stockholder litigation shall not apply to any action to enforce any liability or duty under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, for which there is exclusive federal or concurrent federal and state jurisdiction;

(e)

provide that HYMC will not be governed by Section 203 of the Delaware General Corporation Law (“DGCL”) and included a provision that is substantially similar to Section 203 of the DGCL, but excludes the investment funds affiliated with MUDS sponsor and its successors and affiliates and the investment funds affiliated with or managed by Mudrick, Whitebox , Highbridge, Aristeia and Wolverine and their respective successors and affiliates from the definition of “interested stockholder,” and

(f)	declassify the board of directors.

Upon consummation of the MUDS transaction, HYMC assumed the Company’s liabilities and obligations under the warrant agreement, dated as of October 22, 2015, by and between the Company and Computershare Inc., a Delaware corporation, and its wholly-owned subsidiary Computershare Trust Company, N.A., a federally chartered trust company, collectively as warrant agent (the “Hycroft Warrant Agreement”). Following the MUDS transaction and the assumption of the liabilities and obligations under the Hycroft Warrant Agreement, each warrant of the Company outstanding and unexercised immediately prior to the effective time of the MUDS transaction will be exercisable to purchase shares of HYMC Common Stock subject to an equitable adjustment of the exercise price and number of shares into which such warrants are exercisable following consummation of the MUDS transaction.

Following the completion of the PIPE Financing and the MUDS transaction and related debt and warrant assumption, there were [0] shares of HYMC Common Stock outstanding. Immediately following the completion of such transactions, assuming the separation of all public units into shares and warrants, HYMC's share capital consisted of: (A) [15,512,091] shares of HYMC Common Stock issued to the Company and distributed pro rata to the Company's stockholders in the MUDS transaction, (B) [3,258,333 shares] of HYMC Common Stock, which shares shall have converted from an equal number of shares of MUDS Class B common stock in accordance with the terms of the Amended and Restated Certificate of Incorporation of MUDS, as amended, in effect immediately prior to the consummation of the MUDS transaction and the Parent Sponsor Letter Agreement, dated as of January 13, 2020, by and between HYMC and Sponsor, (C) [20,871,243] shares of HYMC Common Stock issued to the holders of the 1.25 Lien Notes and the 1.5 Lien Notes in the exchange, (D) (x) [6,500,000] shares of HYMC Common Stock issued pursuant to the Subscription Agreements and (y) 3,250,000 warrants (the "PIPE warrants") to purchase one share of HYMC Common Stock for $11.50 per share issued to the Initial Subscribers pursuant to the Subscription Agreements, in the private investment, (E) [2,000,000] shares of HYMC Common Stock issued in connection with an incremental equity investment in an aggregate amount of up to $20,000,000, (F) [0] shares of HYMC Common Stock, representing outstanding shares held by HYMC's public stockholders and not redeemed in connection with the MUDS transaction, (G) 20,800,000 outstanding warrants to purchase one share of HYMC Common Stock for $11.50 per share ("public warrants"), (H) 625,000 shares of HYMC Common Stock (the "forward purchase shares") and 2,500,000 units (the "forward purchase units"), each such unit comprised of one share of HYMC Common Stock and one warrant to purchase one share of HYMC Common Stock for $11.50 per share, issued to sponsor in connection with the transactions contemplated by the Forward Purchase Contract, dated as of January 24, 2018, by and between MUDS and sponsor, (I) 6,700,000 warrants to purchase one share of HYMC Common Stock (the "sponsor private placement warrants") issued to sponsor, pursuant to the Private Placement Warrants Purchase Agreement, dated as of January 15, 2018, by and between MUDS and sponsor, (J) 1,040,000 warrants to purchase one share of HYMC Common Stock (the "Cantor private placement warrants" and, together with the sponsor private placement warrants, the "private placement warrants") issued to Cantor, pursuant to the Private Placement Warrant Purchase Agreement, dated as of January 16, 2018, by and between MUDS and Cantor, (K) restricted stock units convertible into shares of HYMC Common Stock valued at no more than $4,277,000 received in connection with the MUDS transaction in exchange for restricted stock units convertible into shares of the Company common stock, (L) up to 478,000 shares of HYMC Common Stock issued to Cantor as partial payment of Cantor's deferred underwriting commission (the "underwriting commission issuance"), pursuant to the Underwriting Agreement, dated as of February 7, 2018, as amended on February 12, 2020, by and among MUDS and Cantor, as representative of the several underwriters (the "UA Amendment" and together with the Underwriting Agreement, the "Amended Underwriting Agreement"), (M) [ 0] shares of HYMC Common Stock issued to Lender pursuant to the Sprott Credit Agreement (the "lender issuance") and (N) [0] the Company warrants exercisable into [0] shares of HYMC Common Stock at a price of $[0] per share following the MUDS transaction.

The issuance of the shares of HYMC Common Stock to the Company for prompt distribution to its stockholders pursuant to a plan of dissolution was registered with the SEC on the Registration Statement on Form S‑4 (File No. 333‑236460) dated May 7, 2020 (the “Registration Statement”). The issuance of the shares of HYMC Common Stock to holders of stock options and restricted stock units issued under the HYMC 2020 Performance and Incentive Pay Plan (the “Incentive Plan”) will be registered with the SEC on a Proxy Statement/Prospectus on Form S‑8. HYMC has agreed in the Registration Rights Agreement to file a registration statement in respect of shares of HYMC Common Stock, forward purchase units, and warrants, held by the parties to the Registration Rights Agreement, including the shares of HYMC Common Stock underlying such units and warrants, with the SEC on a registration statement on Form S‑3, or Form S‑1 if Form S‑3 is not available, as soon as practicable but in no event later than fifteen (15) business days following the completion of the MUDS transaction.

Plan of Dissolution

Promptly following the consummation of the MUDS transaction, the Company filed a certificate of dissolution with the Secretary of State of Delaware to effect a complete plan of dissolution and liquidation of the Company as approved upon the recommendation of the Company’s Board of Directors at a special meeting of the Company’s stockholders held on May 29, 2020.

Other

The Company has evaluated all subsequent events through 00, 2020, which is the date these Consolidated Financial Statements were available to be issued. There were no additional material subsequent events that required recognition or additional disclosure in these Consolidated Financial Statements.

21. Subsequent Events

Issuance of Additional 1.25 Lien Notes

On January 17, 2020 and February 7, 2020 additional 1.25 Lien Notes  of $5.0 million and $10.0 million, respectively, were issued. The 1.25 Lien Notes issued in January and February have the same terms and security priority as the original issuance of 1.25 Lien Notes in February 2019.

Extension of First Lien Agreement

On January  31, 2020, the First Lien Agreement maturity  was extended to May 31, 2020, as stated in Note 9 — Debt.

Purchase Agreement Signed

On January  13, 2020, — Mudrick  Capital Acquisition Corporation (“MUDS”), a publicly traded blank check company, and Hycroft entered into a definitive purchase agreement (the “Purchase Agreement”), under which Hycroft will sell substantially  all of its assets to MUDS, and MUDS  will discharge and pay or assume certain of Hycroft’s liabilities. Following the closing of the transaction, Hycroft  will be listed on the Nasdaq  Stock Exchange under the ticker symbol “HYMC”.

Pursuant to the terms of the transaction MUDS  will have at least $50.0 million of unrestricted and available cash on hand at closing. Cash sources for the transaction include (a) a $110.0 million multi- tranche credit agreement arranged  by Sprott Resource Lending Corp. (the “Sprott Credit Agreement”),  of which $70.0 million is expected to be drawn at closing, (b) a $30.0 million 1.5% net smelter royalty agreement arranged  by Sprott Resource Lending Corp. and (c) consummation of the $25 million forward purchase of MUDS units and shares by Mudrick Capital Acquisition Holdings LLC, (d) a $65 million backstop agreement to purchase MUDS  shares by certain existing stockholders of Hycroft and (e) the net cash remaining in MUDS’ trust account following any stockholder redemptions.

MUDS  post-transaction indebtedness  will include amounts  drawn from the Sprott Credit Agreement plus newly issued subordinated notes not to exceed $80.0 million. All other indebtedness  of Hycroft will be retired, exchanged for MUDS shares, converted into Hycroft shares or assumed by MUDS in the transaction.

The transaction will be funded through  a combination of stock consideration payable to Hycroft (which Hycroft will promptly  distribute  to is stockholders), cash and stock to repay certain Hycroft indebtedness  and the assumption of certain Hycroft obligations.  The boards of directors of MUDS  and Hycroft have approved  the transaction and recommend that their respective stockholders approve the transaction. Stockholders of Hycroft holding a majority of the outstanding stock of Hycroft have agreed to support  approval  of the transaction at any meeting of Hycroft  stockholders, subject to customary exceptions.

Completion  of the proposed  transaction, which is expected in the first half of 2020, is subject to customary  and other closing conditions,  including regulatory  approvals  and receipt of approvals  from MUDS  and Hycroft stockholders.

On February 7, 2020, the Company  became aware that a purported class action complaint  was filed by Travus Pope, a purported holder of Company  warrants, in the Court  of Chancery of the State of Delaware against the Company  and Mudrick  Capital Acquisition Corporation (“MUDS”). As filed, the complaint seeks a declaratory judgment that the transactions contemplated under the Purchase Agreement constitute a “Fundamental Change” under the terms of that certain Warrant Agreement dated as of October 22, 2015 and thereby require that the warrants  issued thereunder be assumed by MUDS  as part of the transactions, in addition  to asserting claims for (i) breach or anticipatory breach of contract  against the Company, (ii) breach or anticipatory breach of the implied covenant of good faith and fair dealing against the Company, and (iii) tortious  interference with contractual relations against MUDS. The complaint  seeks unspecified money damages and also seeks an injunction enjoining the Company  and MUDS  from consummating the transactions.

Other

The Company  has evaluated all subsequent  events through  February, 21, 2020, which is the date these Consolidated Financial Statements were available to be issued. There were no additional material subsequent events that required recognition or additional disclosure in these Consolidated Financial  Statements.